RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT OF USE ASSETS

12. RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2020	$242,967
Additions	447,242
Lease adjustment	(7,092)
Balance at December 31, 2021 and 2022	$683,117

Accumulated depreciation
Balance at December 31, 2020	$98,548
Charge for the year	109,311
Historical correction	7,152
Balance at December 31, 2021	$215,011
Charge for the year	123,360
Balance at December 31, 2022	$338,371

Net book value:
December 31, 2021	$468,106
December 31, 2022	$344,746

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars